Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Jul. 31, 2020
Class F Shares Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SNSAX
Class F Shares Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	STDAX
Class F Shares Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SVSAX
Class F Shares Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SMGAX
Class F Shares Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SMOAX
Class F Shares Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SXMAX
Class F Shares Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SSGAX
Class F Shares Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SISAX
Class F Shares Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SOKAX
Class F Shares Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SKTAX
Class F Shares Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SRWAX
Class F Shares Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus:
Trading Symbol	SGOAX
Class D Shares Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SNSAX
Class D Shares Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SDSDX
Class D Shares Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SSTDX
Class D Shares Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SMSDX
Class D Shares Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SASDX
Class D Shares Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus:
Trading Symbol	SOKAX
Class D Shares Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SRSDX
Class D Shares Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SMKDX
Class I Shares Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SEDIX
Class I Shares Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SICIX
Class I Shares Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SMSIX
Class I Shares Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SEAIX
Class I Shares Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SCMSX
Class I Shares Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SMGSX